Fair Value Measurement- Details of Certain Items Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 250	[1]	$ 279	[1]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	102	[1]	111	[1]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	95	[1]	107	[1]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	53	[1]	61	[1]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	499	[1]	728	[1]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	125	[1]	215	[1]
Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	89	[1]	106	[1]
Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	55	[1]	70	[1]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	230	[1]	337	[1]
Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	393	[1]	452	[1]
Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	110	[1]	108	[1]
Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	283	[1]	344	[1]
Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,267	[1]	2,839	[1]
Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	486	[1]	640	[1]
Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	466	[1]	283	[1]
Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	22	[1]	24	[1]
Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	457	[1]	707	[1]
Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	683	[1]	900	[1]
Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	153	[1]	285	[1]
Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,871	[1]	3,718	[1]
Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	851	[1]	925	[1]
Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	127	[1]	866	[1]
Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	803	[1]	756	[1]
Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	298	[1]	360	[1]
Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	792	[1]	811	[1]
Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	11,354	[1]	9,424	[1]
Non-agency RMBS | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,182	[1]	1,646	[1]
Non-agency RMBS | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	4,709	[1]	4,771	[1]
Non-agency RMBS | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,105	[1]	2,054	[1]
Non-agency RMBS | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	790	[1]	56	[1]
Non-agency RMBS | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,568	[1]	897	[1]
Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,750	[1],[2]	1,970	[1],[2]
Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,022	[1],[2]	1,128	[1],[2]
Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	538	[1],[2]	622	[1],[2]
Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	190	[1],[2]	220	[1],[2]
Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	822	[1],[2]	1,010	[1],[2]
Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	493	[1],[2]	601	[1],[2]
Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	304	[1],[2]	378	[1],[2]
Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	25	[1],[2]	31	[1],[2]
Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	123	[1],[2]	130	[1],[2]
Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	89	[1],[2]	94	[1],[2]
Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	34	[1],[2]	36	[1],[2]
Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	2,413	[1]	3,145	[1]
Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	1,668	[1]	1,873	[1]
Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	434	[1]	841	[1]
Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	42	[1]	145	[1]
Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	165	[1]	161	[1]
Securities available-for-sale | European floating rate notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available-for-sale	$ 104	[1]	$ 125	[1]
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		1.00%
Ratings, AAA/AA- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		4.00%
Ratings, AAA/AA- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	2.00%		7.00%
Ratings, AAA/AA- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, AAA/AA- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	5.00%		16.00%
Ratings, AAA/AA- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%		3.00%
Ratings, AAA/AA- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		4.00%
Ratings, AAA/AA- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	2.00%		3.00%
Ratings, AAA/AA- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	84.00%		89.00%
Ratings, AAA/AA- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		98.00%
Ratings, AAA/AA- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	81.00%		97.00%
Ratings, AAA/AA- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	59.00%		59.00%
Ratings, AAA/AA- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	69.00%		78.00%
Ratings, AAA/AA- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	84.00%		85.00%
Ratings, AAA/AA- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	93.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Canada
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		98.00%
Ratings, AAA/AA- | Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Foreign covered bonds | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	97.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	61.00%		100.00%
Ratings, AAA/AA- | Non-agency RMBS | France
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%	[2]	1.00%	[2]
Ratings, AAA/AA- | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%	[2]	4.00%	[2]
Ratings, AAA/AA- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%	[2]
Ratings, AAA/AA- | Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%	[2]	2.00%	[2]
Ratings, AAA/AA- | Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	5.00%	[2]
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	75.00%		77.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	79.00%		79.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	89.00%		50.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	10.00%		15.00%
Ratings, AAA/AA- | Securities available-for-sale | European floating rate notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		0.00%
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%		2.00%
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%		9.00%
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	15.00%		29.00%
Ratings, A+/A- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	44.00%		33.00%
Ratings, A+/A- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	7.00%		42.00%
Ratings, A+/A- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	11.00%		5.00%
Ratings, A+/A- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	21.00%		8.00%
Ratings, A+/A- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	6.00%		4.00%
Ratings, A+/A- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	14.00%		9.00%
Ratings, A+/A- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		1.00%
Ratings, A+/A- | Commercial MBS | 2009-2012 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	19.00%		3.00%
Ratings, A+/A- | Commercial MBS | 2008 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	41.00%		41.00%
Ratings, A+/A- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	20.00%		16.00%
Ratings, A+/A- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	16.00%		14.00%
Ratings, A+/A- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	7.00%		0.00%
Ratings, A+/A- | Foreign covered bonds | Germany
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		2.00%
Ratings, A+/A- | Foreign covered bonds | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		0.00%
Ratings, A+/A- | Foreign covered bonds | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%
Ratings, A+/A- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, A+/A- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	2.00%	[2]
Ratings, A+/A- | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	4.00%	[2]
Ratings, A+/A- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%	[2]	2.00%	[2]
Ratings, A+/A- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%	[2]	1.00%	[2]
Ratings, A+/A- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	1.00%	[2]
Ratings, A+/A- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	11.00%	[2]	8.00%	[2]
Ratings, A+/A- | Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	0.00%	[2]
Ratings, A+/A- | Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	5.00%	[2]	0.00%	[2]
Ratings, A+/A- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	19.00%		15.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	21.00%		19.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Netherlands
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	5.00%		7.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, A+/A- | Securities available-for-sale | European floating rate notes | Italy
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	6.00%		6.00%
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	30.00%		25.00%
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	31.00%		12.00%
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		7.00%
Ratings, BBB+/BBB- | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	41.00%		45.00%
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	51.00%		7.00%
Ratings, BBB+/BBB- | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	22.00%		13.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	49.00%		34.00%
Ratings, BBB+/BBB- | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	12.00%		6.00%
Ratings, BBB+/BBB- | Commercial MBS | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	2.00%		2.00%
Ratings, BBB+/BBB- | Commercial MBS | 2005 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2007 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	11.00%		6.00%
Ratings, BBB+/BBB- | Commercial MBS | 2006 | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		1.00%
Ratings, BBB+/BBB- | Commercial MBS | 2004 and earlier | Domestic
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, BBB+/BBB- | Non-agency RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	3.00%
Ratings, BBB+/BBB- | Non-agency RMBS | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	39.00%
Ratings, BBB+/BBB- | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	2.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	10.00%	[2]	12.00%	[2]
Ratings, BBB+/BBB- | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	1.00%	[2]	1.00%	[2]
Ratings, BBB+/BBB- | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%	[2]	2.00%	[2]
Ratings, BBB+/BBB- | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	21.00%	[2]	24.00%	[2]
Ratings, BBB+/BBB- | Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	18.00%	[2]	10.00%	[2]
Ratings, BBB+/BBB- | Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	10.00%	[2]
Ratings, BBB+/BBB- | Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	39.00%	[2]	36.00%	[2]
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		2.00%
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes | United Kingdom
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	0.00%		2.00%
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, BBB+/BBB- | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)			0.00%
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	93.00%		91.00%
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	67.00%		62.00%
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	52.00%		52.00%
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	56.00%		60.00%
Ratings, BB+ and lower | Prime RMBS | 2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	59.00%		55.00%
Ratings, BB+ and lower | Prime RMBS | 2006
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%		100.00%
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	37.00%		35.00%
Ratings, BB+ and lower | Subprime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	66.00%		79.00%
Ratings, BB+ and lower | Subprime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	30.00%		54.00%
Ratings, BB+ and lower | Subprime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	80.00%		87.00%
Ratings, BB+ and lower | Alt-A RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	97.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	95.00%	[2]	95.00%	[2]
Ratings, BB+ and lower | Alt-A RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	87.00%	[2]	86.00%	[2]
Ratings, BB+ and lower | Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	99.00%	[2]	98.00%	[2]
Ratings, BB+ and lower | Prime RMBS | 2006-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	100.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Prime RMBS | 2005
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	99.00%	[2]	97.00%	[2]
Ratings, BB+ and lower | Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	68.00%	[2]	68.00%	[2]
Ratings, BB+ and lower | Sub Prime RMBS
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	81.00%	[2]	88.00%	[2]
Ratings, BB+ and lower | Sub Prime RMBS | 2005-2007
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	90.00%	[2]	100.00%	[2]
Ratings, BB+ and lower | Sub Prime RMBS | 2004 and earlier
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	55.00%	[2]	59.00%	[2]
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	6.00%		6.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	6.00%		43.00%
Ratings, BB+ and lower | Securities available-for-sale | European floating rate notes | Ireland
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Percentage Of Fair Value (percent)	90.00%		85.00%

[1]	At Dec. 31, 2013 and Dec. 31, 2012, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
[2]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.